Common stock	12 Months Ended
Mar. 31, 2018
Common stock

15. Common stock

The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2016, 2017 and 2018:

	2016	2017	2018
	(shares)
Balance at beginning of fiscal year	24,621,897,967	25,030,525,657	25,386,307,945
Issuance of new shares of common stock due to conversion of Eleventh series class XI preferred stock	403,667,690	349,677,288	—
Issuance of new shares of common stock due to exercise of stock acquisition rights	4,960,000	6,105,000	3,337,000

Balance at end of fiscal year	25,030,525,657	25,386,307,945	25,389,644,945